Annual Total Returns - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - Select Leisure Portfolio - Select Leisure Portfolio	Apr. 29, 2024
Bar Chart Table:
Annual Return 2014	8.33%
Annual Return 2015	3.32%
Annual Return 2016	6.35%
Annual Return 2017	29.05%
Annual Return 2018	(7.15%)
Annual Return 2019	28.76%
Annual Return 2020	18.40%
Annual Return 2021	21.56%
Annual Return 2022	(15.24%)
Annual Return 2023	30.12%